Annual Total Returns - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2025
Fidelity Advisor Large Cap Fund - Class A
Bar Chart Table:
Annual Return 2015	(3.65%)
Annual Return 2016	16.64%
Annual Return 2017	18.18%
Annual Return 2018	(9.39%)
Annual Return 2019	31.38%
Annual Return 2020	8.57%
Annual Return 2021	25.49%
Annual Return 2022	(8.16%)
Annual Return 2023	23.14%
Annual Return 2024	26.04%
Fidelity Advisor Large Cap Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017